INVENTORY - Summary of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Inventory, Net [Abstract]
Raw materials	$ 2,912	$ 1,976
Work in process	2,127	1,250
Finished goods	188	118
Total	$ 5,227	$ 3,344